Annual Total Returns- Vanguard FTSE All-World ex-US Index Fund (Institutional) [BarChart] - Institutional - Vanguard FTSE All-World ex-US Index Fund - Institutional Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(14.21%)	18.57%	14.52%	(4.03%)	(4.64%)	4.77%	27.26%	(13.94%)	21.60%	11.38%